Shareholders' Equity (Details 1) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warrant [Member]
Balance of warrants outstanding /Number of Granted and unvested restricted shares, Beginning Balance	9,280,323
Number of shares, Exercise	(390,579)
Balance of warrants outstanding /Number of restricted shares Granted and unvested, Ending Balance	9,903,401	9,280,323
Weighted average life, Balance of warrants outstanding	3 years 6 months 7 days
Weighted average life, Ending balance of warrants outstanding	2 years 6 months 29 days	4 years 6 months 7 days
Balance of warrants outstanding, Expiration dates	July 6, 2021	July 6, 2021
Series A Warrant [Member]
Number of shares, Grants	576,924
Grants, Weighted average life	4 years
Grants, Expiration dates	July 9, 2022
Series B Warrant [Member]
Number of shares, Grants	390,579
Grants, Weighted average life	29 days
Grants, Expiration dates	August 9, 2018
Placement Agent Warrant [Member]
Number of shares, Grants	46,154
Grants, Weighted average life	4 years
Grants, Expiration dates	July 9, 2022